Summary of Significant Accounting Policies (Details 8) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Beginning balance	$ 962,401	$ 154,058	$ 154,058
Issuance of warrants	38,445	9,196	610,659	$ 1,035,462
Ending balance	969,869		962,401	154,058
Derivative liabilities - warrant [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Beginning balance	185,399	65,187	65,187	64,788
Issuance of warrants			5,948	2,550
Anti-dilution shares issued	0		0	0
Unrealized (gain) loss on derivative liabilities	(10,121)		79,883	(11,449)
Recognition of derivative liabilities	0		34,381	9,298
Ending balance	177,734		185,399	65,187
Derivative liabilities - common stock [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Beginning balance	777,002	88,871	88,871	558,799
Issuance of warrants			0	0
Anti-dilution shares issued	0		(945,451)	(1,771,362)
Unrealized (gain) loss on derivative liabilities	15,133		1,551,703	1,301,434
Recognition of derivative liabilities	0		81,879	0
Ending balance	792,135		777,002	88,871
Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Beginning balance	962,401	154,058	154,058	623,587
Issuance of warrants			5,948	2,550
Anti-dilution shares issued	0		(945,451)	(1,771,362)
Unrealized (gain) loss on derivative liabilities	5,012		1,631,586	1,289,985
Recognition of derivative liabilities	0		116,260	9,298
Ending balance	969,869		962,401	154,058
Fair Value, Inputs, Level 3 [Member] | Derivative liabilities - warrant [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Beginning balance	185,399	65,187	65,187
Ending balance	177,734		185,399	65,187
Fair Value, Inputs, Level 3 [Member] | Derivative liabilities - common stock [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Beginning balance	777,002	$ 88,871	88,871
Ending balance	$ 792,135		$ 777,002	$ 88,871